Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [LineItems]
Net earnings	$ 5,689	$ 1,122
Items that have been or may be subsequently reclassified to net earnings:
Cash flow hedges adjustments to net earnings	(10)	(108)
Cash flow hedges adjustments to equity	(1)	97
Foreign currency translation adjustments to equity	(61)	(12)
Share of other comprehensive (loss) income in equity method investments	(98)	146
Related tax benefit (expense) on share of other comprehensive (loss) income in equity method investments	23	(35)
Reclassification of foreign currency translation adjustments on disposal of equity method investment	3
Other comprehensive income that will be reclassified to profit or loss, net of tax	(144)	88
Items that will not be reclassified to net earnings:
Fair value adjustments on financial assets	22	5
Remeasurement on defined benefit pension plans	228	78
Related tax expense on remeasurement on defined benefit pension plans	(58)	(17)
Share of other comprehensive income in equity method investments	0	3
Related tax benefit (expense) on share of other comprehensive (loss) income in equity method investments	0	(1)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	192	68
Other comprehensive income	48	156
Total comprehensive income	5,737	1,278
Comprehensive income (loss) for the period attributable to:
Total comprehensive income	5,737	1,278
Continuing Operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	5,735	1,305
Discontinued operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	$ 2	$ (27)